Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Cash flows from (used in) operating activities:
Net income (loss) attributable to owners of the Company	$ 1,287	$ (5,838)	$ (12,779)
income from discontinued operations			(552)
Income (loss) from continuing operations	1,287	(5,838)	(12,227)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	5,809	5,458	4,845
Impairment of long-lived assets			309
Net change of operating lease right-of-use assets and liabilities	(702)	(816)	2,297
Leasehold inducements received	(464)	1,125	583
Operating lease modifications	0	(482)
Amortization of debt costs	250	282	288
Compensation expense resulting from equity settled restricted stock units	88
Other operating activities, net	359	(15)	312
(Increase) decrease in:
Accounts receivable, other receivables and long-term receivables	820	(1,298)	(5,415)
Inventories	18,882	4,110	(10,358)
Prepaids and other current assets	222	(37)	135
Increase (decrease) in:
Accounts payable	(9,663)	(10,636)	18,735
Accrued liabilities and other long-term liabilities	1,760	6,424	(2,729)
Net cash provided by (used in) operating activities from continuing operations	18,648	(1,723)	(3,225)
Net cash (used in) provided by operating activities from discontinued operations			(552)
Net cash provided by (used in) operating activities	18,648	(1,723)	(3,777)
Cash flows (used in) provided by investing activities:
Additions to property and equipment	(4,612)	(2,976)	(5,832)
Additions to intangible assets and other assets	(1,199)	(16)	(600)
Net cash used in investing activities from continuing operations	(5,811)	(2,992)	(6,432)
Cash flows provided by (used in) financing activities:
Increase (decrease) in bank indebtedness	(10,017)	(4,820)	10,842
Increase in long-term debt	428	10,000
Repayment of long-term debt	(2,800)		(831)
Repayment of obligations under finance lease		(50)	(289)
Payment of loan origination fees and costs	(590)	(49)
Exercise of stock options and warrants	348	876
Other financing activities			(127)
Net cash provided by (used in) financing activities from continuing operations	(12,631)	5,957	9,595
Net increase (decrease) in cash and cash equivalents	206	1,242	(614)
Cash and cash equivalents, beginning of year	1,807	565	1,179
Cash and cash equivalents, end of year	2,013	1,807	565
Supplemental disclosure of cash flow information:
Interest paid	3,470	3,818	3,779
Non-cash transactions:
Property and equipment additions acquired through capital leases		136
Property and equipment and intangible assets additions included in accounts payable and accrued liabilities	950	$ 977	$ 570
Conversion of cash-settled RSUs and DSUs to equity settled awards	$ 5,495